Basis of Presentation and General Information (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Advance hire	$ 5,664,781	$ 8,788,882
Prepaid expenses	1,102,270	514,169
Margin account deposit	1,782,926	1,062,439
Other current assets	2,366,115	2,378,635
Total	$ 10,916,092	$ 12,744,125